Valuation and Qualifying Accounts and Reserves	12 Months Ended
Dec. 31, 2013
Valuation and Qualifying Accounts [Abstract]
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]
	Balance at beginning of period	Charges to costs and expense	Deductions from reserves	Other (2)	Balance at end of period
Reserves against accounts receivable (1):
Successor
April 23, 2013 (Inception) to December 31, 2013)	$-	$(285)	$586	$(10,414)	$(10,113)

Predecessor
December 31, 2012 to October 31, 2013	(8,831)	(2,077)	555	(51)	(10,404)
December 31, 2011 to December 31, 2012	(8,730)	(1,694)	1,736	(143)	(8,831)
December 31, 2010 to December 31, 2011	(8,179)	(1,995)	1,278	166	(8,730)

Valuation allowances against deferred tax assets:
Successor
April 23, 2013 (Inception) to December 31, 2013)	-	880	-	(23,229)	$(22,349)

Predecessor
December 31, 2012 to October 31, 2013	(41,446)	(3,634)	-	-	(45,080)
December 31, 2011 to December 31, 2012	(34,531)	(6,915)	-	-	(41,446)
December 31, 2010 to December 31, 2011	$(27,858)	$(6,673)	$-	$-	$(34,531)

(1)	Principally consisting of reserves for uncollectable accounts and sales returns and allowances.

(2)	Principally consisting of the opening balance sheet as a result of the MacDermid Acquisition.